Promissory and Convertible Notes (Details Narrative)				12 Months Ended
	May 24, 2019 USD ($)	Feb. 27, 2019 USD ($) shares	Feb. 27, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jan. 21, 2019 USD ($)	Jan. 21, 2019 CAD ($)
Debt principal amount		$ 2,845,414	$ 2,845,414
Number of warrant issued | shares				100,909
Debt discount				$ 200,313	$ 200,313
Debt converted into shares | shares		19,711,362
Amortization expenses				804,356
Amortization of debt discount				896,348
Number of warrants cancelled | shares		2,250,000
CAD [Member]
Debt principal amount		$ 3,740,431	3,740,431
Convertible Promissory Note [Member]
Debt principal amount				2,544,487
Original issue discount				$ 231,317
Number of warrant issued | shares				2,544,870
Warrants exercise price | $ / shares				$ 0.01
Term of notes				18 months
Debt interest rate				8.00%
Debt maturity description				The notes mature beginning on July 10, 2021 thru June 28, 2022.
Debt instrument conversion price per share | $ / shares				$ 0.01
Debt discount				$ 2,407,582
Debt converted into shares, value				$ 378,182
Debt converted into shares | shares				37,818,154
Amortization expenses				$ 896,348
Amortization of debt discount				804,356
Interest expenses on debt				91,992
Convertible Promissory Note [Member] | Related Party [Member]
Debt principal amount				$ 267,520
Senior Secured Promissory Notes [Member]
Debt principal amount						$ 85,756	$ 263,192
Original issue discount						18,841
Repayments of debt	$ 85,756
Senior Secured Promissory Notes [Member] | CAD [Member]
Debt principal amount						125,000		$ 350,000
Original issue discount						$ 25,000
2018 Converted Debt [Member] | Exchange Agreement [Member]
Debt principal amount		$ 3,145,777	$ 3,145,777
Number of warrant issued | shares		560,461	560,461
Debt converted into shares, value		$ 3,145,777
Debt converted into shares | shares		20,350,573	20,350,573
Number of warrants cancelled | shares		560,461